Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
24.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of December 31,
	2017	2018
	RMB	RMB	US$
ASSETS

Current assets

Cash and cash equivalents	—	870,524,651	126,612,559
Short-term amounts due from related parties	—	1,076,006,991	156,498,726
Other current assets	—	2,370,382	344,758

Total Current assets	—	1,948,902,024	283,456,043

Non-current assets

Investments in subsidiaries, VIE and VIE’s subsidiaries	1,260,007,622	3,302,870,133	480,382,535

Total non-current assets	1,260,007,622	3,302,870,133	480,382,535

Total assets	1,260,007,622	5,251,772,157	763,838,578

LIABILITY

Total liability	—	—	—

Mezzanine equity

Redeemable Convertible Preferred Shares
Series A-1 (US$0.0001 par value; 53,431,125 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	1,501,153,698	—	—
Series A-3 (US$0.0001 par value; 10,308,663 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	307,816,408	—	—
Series B (US$0.0001 par value; 61,942,726 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	2,132,875,970	—	—

Total mezzanine equity	3,941,846,076	—	—

	As of December 31,
	2017	2018
	RMB	RMB	US$
Shareholders’ (deficit) equity

Ordinary shares(US$0.0001 par value; 372,138,271 and nil shares authorized as of December 31, 2017 and 2018, respectively; 124,969,987 and nil shares issued and outstanding as of December 31, 2017 and 2018, respectively)	83,145	—	—
Class A Ordinary shares (par value of US$0.0001 per share; nil and 420,674,280 shares authorized as of December 31, 2017 and 2018, respectively; nil and 223,484,172 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	—	151,482	22,032
Class B Ordinary shares (par value of US$0.0001 per share; nil and 79,325,720 shares authorized as of December 31, 2017 and 2018, respectively; nil and 79,325,720 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	—	52,778	7,676
Series A-2 preferred shares (US$0.0001 par value; 2,179,215 and nil shares authorized and outstanding as of December 31, 2017 and 2018, respectively)	1,450	—	—
Additional paid-in capital	4,100,000	4,444,078,463	646,364,404
Accumulated other comprehensive (loss) income	(398,698)	109,452,996	15,919,278
(Accumulated deficit) retained earnings	(2,685,624,351)	698,036,438	101,525,188

Total shareholders’ (deficit) equity	(2,681,838,454)	5,251,772,157	763,838,578

TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT) EQUITY	1,260,007,622	5,251,772,157	763,838,578

Condensed statements of comprehensive income

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
General and administrative	—	—	(6,896,907)	(1,003,114)
Interest Income	—	—	12,949,945	1,883,491
Income from equity method investments	128,905,984	341,009,811	296,639,027	43,144,358

Net income before income taxes	128,905,984	341,009,811	302,692,065	44,024,735

Income tax expense	—	—	—	—

Net income	128,905,984	341,009,811	302,692,065	44,024,735

Other comprehensive (loss) income, net of tax	—	(398,698)	109,851,694	15,977,266

Total comprehensive income, net of tax	128,905,984	340,611,113	412,543,759	60,002,001

Condensed statements of cash flows

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net income	128,905,984	341,009,811	302,692,065	44,024,735

Share of profit in subsidiaries, VIE and VIE’s subsidiaries	(128,905,984)	(341,009,811)	(296,639,027)	(43,144,358)

Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	—	—	3,682,656	535,620
Net cash provided by (used in) investing activities	—	—	(2,818,225,871)	(409,893,953)
Net cash provided by (used in) financing activities	—	—	3,576,481,519	520,177,663
Effect of exchange rate changes on cash and cash equivalents and restricted cash	—	—	108,586,347	15,793,229
Net increase (decrease) in cash and cash equivalents and restricted cash	—	—	870,524,651	126,612,559

Cash and cash equivalents and restricted cash at beginning of the year	—	—	—	—

Cash and cash equivalents and restricted cash at end of the year	—	—	870,524,651	126,612,559

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIE.

The parent company records its investment in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323Investments-Equity Method and Joint Ventures (“ASC 323”). Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIE’s and their respective profit or loss as “Equity in profits of subsidiaries and VIE’s on the condensed statements of comprehensive income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiary and VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.